NON-CONTROLLING INTEREST (Tables)	6 Months Ended
Jun. 30, 2014
Noncontrolling Interest [Abstract]
Minority Interest [Table Text Block]
Non-controlling interest consists of the following:

	June 30,	December 31,
	2014	2013
	US$	US$
Original paid-in capital	713,787	711,618
Retained Earnings	740,031	762,599
Accumulated other comprehensive income	313,301	346,056
	1,767,119	1,820,273